Significant Accounting Policies - Additional Information (Detail) £ in Thousands, $ in Millions		12 Months Ended
	Feb. 28, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of voluntary change in accounting policy [line items]
Proceeds from issuing shares		£ 20,136	£ 273
American depository shares [member]
Disclosure of voluntary change in accounting policy [line items]
Proceeds from issuing shares | $	$ 115.1
OncoMed [Member]
Disclosure of voluntary change in accounting policy [line items]
Acquisition of non-current assets		£ 500		£ 22,400